Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

The Company follows FASB ASC subtopic 850-10, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

As of December 31, 2023, AleAnna Energy had outstanding payables of $525,276, to its parent company, Nautilus, primarily related to the payment of legal fees by Nautilus on behalf of AleAnna. These intercompany payables are presented as related party payables on the accompanying condensed consolidated balance sheets and were settled in the normal course of business. Except for capital contributions received from Nautilus during the year ended December 31, 2024, and 2023, as presented in the consolidated statements of changes in shareholders’ and members’ equity, or as otherwise disclosed, there were no other related party transactions entered into during the periods presented that required recognition or disclosure.